Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0002087587
Document Type	F-1
Entity Registrant Name	COINSHARES PLC
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	2 Hill Street
Entity Address, Address Line Two	St. Helier
Entity Address, Postal Zip Code	JE2 4UA
Entity Address, Country	JE
Entity Address, City or Town	Jersey
City Area Code	+44
Local Phone Number	1534 513 100
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	437 Madison Ave
Entity Address, Address Line Two	28th Floor
Entity Address, Postal Zip Code	10022
Entity Address, City or Town	New York
City Area Code	+44
Local Phone Number	1534 513 100
Contact Personnel Name	CoinShares Co
Entity Address, State or Province	NY